Stock Option Reserve (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jan. 13, 2021
Statements [Line Items]
Fair value of vested IOX options acquired		$ 7,400,000	$ 7,400,000
Stock options issued		2,980
Compensation expense		$ 900	$ 2,200	$ 1,200
SalvaRx
Statements [Line Items]
Acquisition, description	Accordingly, the 2,599 stock options to acquire common shares of iOx (the “Acquired Options”) with an exercise price of £120 ($152.84) per common share, outstanding under the iOx stock option plan (“iOx Option Plan”) have been acquired by the Company. At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 11, “Goodwill”). Additionally, the fair value of the remaining 956 unvested stock options was $4.3 million and is being recorded as compensation expense over the remaining 3-year vesting period.
Board of Directors
Statements [Line Items]
Option issued					350,000
Consultants [Member]
Statements [Line Items]
Option issued					518,000
Restricted Stock Units
Statements [Line Items]
Compensation expense		$ 4,300
Stock granted		243,000
Fair value per share		17.75
2021 Equity Incentive Plan [Member]
Statements [Line Items]
Option issued					868,000
Exercise price					$ 17.75